Schedule of Net Loss Per Share (Details) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Nov. 30, 2024	Nov. 30, 2023
Business Acquisition [Line Items]
Denominator: Weighted average number of ordinary shares, basic	1	1
Denominator: Weighted average number of ordinary shares, diluted	1	1
Basic net income (loss) per ordinary share	$ (2,866)	$ (62,741)
Diluted net income (loss) per ordinary share	$ (2,866)	$ (62,741)
Common Class A [Member]
Business Acquisition [Line Items]
Numerator: net income allocable to Class B ordinary shares			$ 1,222,140	$ 2,885,807
Denominator: Weighted average number of ordinary shares, basic			6,425,607	10,532,255
Denominator: Weighted average number of ordinary shares, diluted			6,425,607	10,532,255
Basic net income (loss) per ordinary share			$ 0.19	$ 0.27
Diluted net income (loss) per ordinary share			$ 0.19	$ 0.27
Class A Common [Member]
Business Acquisition [Line Items]
Denominator: Weighted average number of ordinary shares, basic			6,425,607	10,532,255
Denominator: Weighted average number of ordinary shares, diluted			6,425,607	10,532,255
Common Class B [Member]
Business Acquisition [Line Items]
Numerator: net income allocable to Class B ordinary shares			$ 546,821	$ 787,741
Denominator: Weighted average number of ordinary shares, basic			2,875,000	2,875,000
Denominator: Weighted average number of ordinary shares, diluted			2,875,000	2,875,000
Basic net income (loss) per ordinary share			$ 0.19	$ 0.27
Diluted net income (loss) per ordinary share			$ 0.19	$ 0.27